Shareholders' Equity (Details) - Schedule of company's share option activity $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($) $ / shares shares
Schedule Of Companys Share Option Activity Abstract
Number of shares upon exercise, Outstanding, Beginning balance | shares	413,175
Weighted average exercise price Outstanding, Beginning balance | $ / shares	$ 19.58
Weighted- average remaining contractual term (in years), Outstanding, Beginning balance	5 years 9 months 14 days
Aggregate intrinsic value, Outstanding, Beginning balance | $	$ 54,815
Number of shares upon exercise, Granted | shares	310,000
Weighted average exercise price, Granted | $ / shares	$ 105.06
Weighted- average remaining contractual term (in years), Granted
Aggregate intrinsic value, Granted | $
Number of shares upon exercise, Exercised | shares	(14,902)
Weighted average exercise price, Exercised | $ / shares	$ 21.08
Weighted- average remaining contractual term (in years), Exercised
Aggregate intrinsic value, Exercised | $	$ 868
Number of shares upon exercise, Forfeited | shares	(8,491)
Weighted average exercise price, Forfeited | $ / shares	$ 89.81
Weighted- average remaining contractual term (in years), Forfeited
Aggregate intrinsic value, Forfeited | $
Number of shares upon exercise, Outstanding, Ending balance | shares	699,782
Weighted average exercise price, Outstanding, Ending balance | $ / shares	$ 56.78
Weighted- average remaining contractual term (in years), Outstanding, Ending balance	7 years 29 days
Aggregate intrinsic value, Outstanding, Ending balance | $	$ 5,547
Number of shares upon exercise, Exercisable | shares	330,020
Weighted average exercise price, Exercisable | $ / shares	$ 16.34
Weighted- average remaining contractual term (in years), Exercisable	4 years 9 months 3 days
Aggregate intrinsic value, Exercisable | $	$ 4,585